Note 7 - Prepayments and Other (Details) - Prepayments and Other (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepayments and Other [Abstract]
Prepaid expenses	$ 80	$ 54	$ 77
Other receivables	544	464	1,012
Total	$ 624	$ 518	$ 1,089